Condensed Statement of Operations (USD $)	1 Months Ended	3 Months Ended	4 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2014
Revenues:
Sales, net-
Expenses
General & administrative expenses	506	1,066	1,572
Stock-based compensation	2,100		2,100
Rent expense		900	900
Professional fees	20,000	13,600	33,600
Total Expenses	22,606	15,566	38,172
Net Loss for the Period	$ (22,606)	$ (15,566)	$ (38,172)
Basic and diluted loss per common share	$ 0.00	$ 0.00	$ 0.00
Weighted average number of common shares outstanding Basic and diluted	21,000,000	21,000,000	21,000,000